Note 21 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Years ended October 31	2013	2012	2011
Canadian	$233,630	$2,491	$57,453
Foreign	(12,055)	1,033	3,171
Income from continuing operations before income taxes	$221,575	$3,524	$60,624

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Years ended October 31	2013	2012	2011
Canadian income tax expense (recovery)
Current	$5,606	$(5,211)	$12,851
Deferred	(19,572)	38,137	3,666
Foreign income tax (recovery) expense
Current	(23)	(533)	605
Deferred	(1,586)	-	-
Income tax (recovery) expense	$(15,575)	$32,393	$17,122

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Years ended October 31	2013	2012	2011
Expected income tax expense at the 25% (2012 – 25%; 2011 – 27%) Canadian statutory rate	$55,911	$893	$16,372
Decrease (increase) in taxes as a result of:
Change in valuation allowance on deferred tax assets(a)	(43,332)	48,515	(406)
Sale of Targeted Therapies business	(24,232)	-	-
Net changes in reserves for uncertain tax positions	(5,783)	9,014	727
Accounting losses not recognized	3,328	-	-
Impact of income tax rate changes	(478)	(2,297)	-
Non-deductible stock-based compensation	359	397	471
Foreign earnings taxed at rates different from the statutory rate	(483)	(264)	(1,166)
Tax benefit arising on utilization of R&D tax credits	(987)	(1,339)	(438)
Deferred tax rate differential	-	1,159	788
Non-taxable portion of capital loss on investments	-	(26,694)	-
Impact of non-deductible expenses and other differences	122	3,009	774
Reported income tax (recovery) expense	$(15,575)	$32,393	$17,122

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
As of October 31	2013	2012
Tax benefit of losses carried forward	$62,557	$128,124
Tax basis in excess of book value	9,487	2,883
Investment tax credits	41,636	68,088
Provisions and reserves	8,841	20,410
Deferred tax assets before valuation allowance	122,521	219,505
Unrecognized tax benefits	(12,523)	(12,872)
Valuation allowance	(46,506)	(149,637)
Net deferred tax assets	$63,492	$56,996

Summary of Income Tax Contingencies [Table Text Block]
As at October 31	2013	2012
Gross unrecognized tax benefits, beginning of year	$33,474	$9,377
Additions for tax positions from prior years	262	17,104
Reduction in reserve due to statute barred	(356)	-
Reductions for tax positions from prior years(a)	(17,387)	(3,513)
Additions for tax positions related to the current year	-	10,388
Currency translation adjustment	(638)	118
Gross unrecognized tax benefits, end of year	$15,355	$33,474